Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0000750558
Registrant Name	QNB Corp.
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A